UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

The Dreyfus Third Century Fund, Inc.

SEMIANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

The Dreyfus Third Century Fund, Inc.	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Third Century Fund, Inc., covering the six-month period from June 1, 2016 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite occasional bouts of volatility stemming from economic and political developments. In the wake of a robust market rally during the spring of 2016, a referendum in the United Kingdom to leave the European Union triggered heightened market turbulence in June. The market rally resumed over the summer as geopolitical concerns eased, and several broad measures of stock market performance climbed to record highs. Stock prices moderated prior to U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2016 through November 30, 2016, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, and Ronald P. Gala, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2016, The Dreyfus Third Century Fund’s Class A shares produced a total return of 5.41%, Class C shares returned 4.99%, Class I shares returned 5.55%, and Class Z shares returned 5.47%.1 Between their inception on September 30, 2016 and November 30, 2016, the fund’s Class Y shares produced a total return of 1.73%. In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), provided a total return of 6.00% for the six-month reporting period.2

Stocks gained ground during the reporting period on the strength of moderate economic growth and expectations of new U.S. fiscal and tax policies under a new presidential administration. The fund lagged its benchmark, as several of the Index’s stronger performing companies did not meet our investment criteria due to low environmental, social, and governance (ESG) ratings.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its net assets in the common stocks of companies that, in our opinion, meet traditional investment standards and conduct their businesses in a manner that contributes to the enhancement of the quality of life in America. The fund’s investment strategy combines computer modeling techniques, fundamental analysis, and risk management with a social investment process.

In selecting stocks, we begin by using computer models to identify and rank stocks within an industry or sector based on several characteristics, including value, growth and financial profile. Next, based on fundamental analysis, we designate the most attractive of the higher-ranked securities as potential purchase candidates, and then evaluate each stock to determine whether the company meets the fund’s socially responsible investment criteria. Evaluations consider each security’s record in the areas of protection and improvement of the environment, proper use of our natural resources, occupational health and safety, consumer protection and product purity, and equal employment opportunity. We then further examine the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies we consider to be the most attractive based on financial considerations.

The fund normally focuses on large-cap growth stocks; however, the fund also may invest in value-oriented, midcap, and small-cap stocks.

Economic and Political Developments Drove Equity Markets

U.S. stocks started the reporting period on a strong note, driven higher by positive employment data and rebounding commodity prices. The market’s advance faltered later in June over concerns regarding the United Kingdom’s referendum to leave the European Union, but the declines proved short lived. By early July, the market had regained most of its lost ground, and encouraging domestic economic data helped the Index climb to new record highs over the summer.

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. stock prices remained flat in September and gave back some of their previous gains in October when investors became more cautious ahead of the presidential election. After the election, U.S. stocks again rallied to new highs as investors anticipated higher government spending and a friendlier business environment. Indeed, more than half of the Index’s gains for the reporting period were achieved in the weeks following the election.

Low ESG-Rated Companies Dampened Relative Results

Although the fund participated substantially in the market’s gains over the reporting period, its relative performance was undermined by its lack of exposure to certain large companies—such as JPMorgan Chase, Bank of America, and Chevron—whose low ESG ratings precluded their inclusion in the portfolio. In addition, the fund encountered shortfalls in some of its individual holdings. Health care products supplier Henry Schein declined after issuing disappointing guidance to analysts. Investment manager T. Rowe Price Group was hurt by an analyst downgrade and expenses related to a legal matter. Food producer J. M. Smucker lost value after falling short of revenue targets and experiencing challenges in its pet food business.

On a more positive note, the fund fared relatively well in the information technology and consumer discretionary sectors. Visual computing specialist NVIDIA reported better-than-expected financial results and received analyst upgrades. Luxury retailer Tiffany & Co. achieved cost savings, higher profit margins, and announced a stock buyback program. Top performers in other areas included industrial company Quanta Services, financial services provider State Street, and natural gas pipeline operator Spectra Energy.

Finding Opportunities among Socially Responsible Companies

Although the rally in November was led primarily by companies with low ESG ratings, we have continued to identify new opportunities among socially responsible businesses. For example, we added positions in Prudential Financial and Best Buy after their ESG ratings were upgraded and, in our opinion, they continued to offer attractive valuations, high-quality earnings, and strong momentum.

December 15, 2016

Please note the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s socially responsible investment criteria may limit the number of investment opportunities available to the fund and, as a result, at times, the fund may produce more modest gains than funds that are not subject to such special investment considerations.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Third Century Fund, Inc. from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016†
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$6.39	$10.23	$4.79	$2.07	$5.15
Ending value (after expenses)	$1,054.10	$1,049.90	$1,055.50	$1,017.30	$1,054.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016†††
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$6.28	$10.05	$4.71	$6.43	$5.06
Ending value (after expenses)	$1,018.85	$1,015.09	$1,020.41	$1,018.70	$1,020.05

† From September 30, 2016 (commencement of initial offering) to November 30, 2016 for Class Y shares.
†† Expenses are equal to the fund’s annualized expense ratio of 1.24% for Class A, 1.99% for Class C, .93% for Class I and 1.00% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class Y, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual days in the period).
††† Please note that while Class Y shares commenced offering on September 30, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period June 1, 2016 to November 30, 2016.
†††† Expenses are equal to the fund’s annualized expense ratio of 1.24% for Class A, 1.99% for Class C, .93% for Class I, 1.27% for Class Y and 1.00% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 3.2%
People's United Financial	316,600	[a]	5,926,752
PNC Financial Services Group	33,500		3,703,090
			9,629,842
Capital Goods - 9.4%
3M	40,400		6,938,296
Cummins	24,600		3,487,788
General Electric	290,450		8,934,242
Honeywell International	4,600		524,124
Ingersoll-Rand	9,600		715,584
Quanta Services	142,200	[b]	4,794,984
Rockwell Collins	29,200		2,707,424
			28,102,442
Consumer Durables & Apparel - 3.5%
NIKE, Cl. B	104,800		5,247,336
PVH	48,700		5,159,278
			10,406,614
Diversified Financials - 5.9%
American Express	9,050		651,962
BlackRock	13,400		4,968,586
Northern Trust	74,000		6,079,100
State Street	78,500		6,185,800
			17,885,448
Energy - 5.7%
Exxon Mobil	31,100		2,715,030
FMC Technologies	50,200	[b]	1,719,852
Hess	100,400		5,618,384
Phillips 66	21,900	[a]	1,819,452
Spectra Energy	118,950		4,871,003
Valero Energy	5,500		338,580
			17,082,301
Food, Beverage & Tobacco - 7.1%
Campbell Soup	85,200		4,847,028
General Mills	64,300		3,918,442
J.M. Smucker	29,000		3,652,550
Kellogg	59,500		4,284,000
Mondelez International, Cl. A	44,100		1,818,684

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 7.1% (continued)
PepsiCo	27,750		2,777,775
			21,298,479
Health Care Equipment & Services - 5.2%
AmerisourceBergen	57,950		4,519,521
Cardinal Health	62,700		4,452,327
Cigna	12,050		1,623,617
Edwards Lifesciences	6,500	[b]	538,525
Henry Schein	30,200	[b]	4,498,592
			15,632,582
Household & Personal Products - 5.2%
Clorox	34,300		3,963,708
Kimberly-Clark	44,900		5,190,889
Procter & Gamble	79,800		6,580,308
			15,734,905
Insurance - 3.2%
Marsh & McLennan Cos.	75,600		5,239,836
Prudential Financial	43,700		4,396,220
			9,636,056
Materials - 1.7%
Ecolab	44,150		5,153,629
Media - 2.1%
Time Warner	26,000		2,387,320
Walt Disney	38,200		3,786,384
			6,173,704
Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
AbbVie	7,600		462,080
Agilent Technologies	125,900		5,537,082
Biogen	16,750	[b]	4,925,673
Gilead Sciences	40,100		2,955,370
Johnson & Johnson	12,100		1,346,730
Merck & Co.	88,300		5,403,077
Mettler-Toledo International	6,200	[b]	2,554,524
PerkinElmer	24,100		1,222,352
Waters	36,950	[b]	4,972,361
Zoetis	92,100		4,639,998
			34,019,247
Retailing - 4.5%
Best Buy	117,500		5,369,750
Signet Jewelers	38,700	[a]	3,532,923

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Retailing - 4.5% (continued)
Tiffany & Co.	54,700	[a]	4,511,656
			13,414,329
Semiconductors & Semiconductor Equipment - 2.8%
Intel	82,000		2,845,400
NVIDIA	43,400	[a]	4,001,480
Texas Instruments	21,300		1,574,709
			8,421,589
Software & Services - 13.2%
Accenture, Cl. A	57,800		6,903,054
Alphabet, Cl. A	7,700	[b]	5,974,276
Alphabet, Cl. C	7,900	[b]	5,988,516
Citrix Systems	10,700	[b]	928,011
Facebook, Cl. A	34,200	[b]	4,049,964
Microsoft	196,900		11,865,194
Teradata	142,500	[b]	3,826,125
			39,535,140
Technology Hardware & Equipment - 7.9%
Apple	50,075		5,534,289
Cisco Systems	167,025		4,980,685
Corning	106,100		2,549,583
HP	346,500		5,336,100
Motorola Solutions	67,000		5,376,750
			23,777,407
Telecommunication Services - 1.3%
CenturyLink	163,200		3,838,464
Transportation - 1.3%
Expeditors International of Washington	24,300		1,281,582
Southwest Airlines	58,900		2,745,329
			4,026,911
Utilities - 4.3%
Eversource Energy	32,400		1,672,488
Exelon	164,500		5,347,895
NextEra Energy	51,000		5,825,730
			12,846,113
Total Common Stocks (cost $252,074,798)			296,615,202
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,419,278)	3,419,278	[c]	3,419,278

Investment of Cash Collateral for Securities Loaned - 2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $8,045,928)	8,045,928	[c]	8,045,928
Total Investments (cost $263,540,004)	102.6%		308,080,408
Liabilities, Less Cash and Receivables	(2.6%)		(7,735,365)
Net Assets	100.0%		300,345,043

aSecurity, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $18,095,891 and the value of the collateral held by the fund was $18,360,429, consisting of cash collateral of $8,045,928 and U.S. Government & Agency securities valued at $10,314,501.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Capital Goods	9.4
Technology Hardware & Equipment	7.9
Food, Beverage & Tobacco	7.1
Diversified Financials	5.9
Energy	5.7
Health Care Equipment & Services	5.2
Household & Personal Products	5.2
Retailing	4.5
Utilities	4.3
Money Market Investments	3.8
Consumer Durables & Apparel	3.5
Banks	3.2
Insurance	3.2
Semiconductors & Semiconductor Equipment	2.8
Media	2.1
Materials	1.7
Telecommunication Services	1.3
Transportation	1.3
102.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,095,891)—Note 1(b):
Unaffiliated issuers	252,074,798	296,615,202
Affiliated issuers	11,465,206	11,465,206
Dividends and securities lending income receivable		677,553
Receivable for shares of Common Stock subscribed		47
Prepaid expenses		48,672
		308,806,680
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		246,032
Cash overdraft due to Custodian		19,510
Liability for securities on loan—Note 1(b)		8,045,928
Payable for shares of Common Stock redeemed		28,150
Accrued expenses		122,017
		8,461,637
Net Assets ($)		300,345,043
Composition of Net Assets ($):
Paid-in capital		224,256,595
Accumulated undistributed investment income—net		4,538,478
Accumulated net realized gain (loss) on investments		27,009,566
Accumulated net unrealized appreciation (depreciation) on investments		44,540,404
Net Assets ($)		300,345,043

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	20,201,871	5,985,516	10,768,233	10,175	263,379,248
Shares Outstanding	1,594,430	536,451	832,610	787.4	20,382,251
Net Asset Value Per Share ($)	12.67	11.16	12.93	12.92	12.92

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,979,916
Affiliated issuers	4,293
Income from securities lending—Note 1(b)	14,260
Total Income	2,998,469
Expenses:
Management fee—Note 3(a)	1,111,811
Shareholder servicing costs—Note 3(c)	213,405
Professional fees	64,588
Directors’ fees and expenses—Note 3(d)	44,859
Registration fees	35,245
Distribution fees—Note 3(b)	22,683
Prospectus and shareholders’ reports	20,026
Custodian fees—Note 3(c)	13,376
Loan commitment fees—Note 2	3,667
Miscellaneous	12,834
Total Expenses	1,542,494
Less—reduction in fees due to earnings credits—Note 3(c)	(2,211)
Net Expenses	1,540,283
Investment Income—Net	1,458,186
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,540,051
Net unrealized appreciation (depreciation) on investments	(168,971)
Net Realized and Unrealized Gain (Loss) on Investments	14,371,080
Net Increase in Net Assets Resulting from Operations	15,829,266

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	[a]	Year Ended May 31, 2016
Operations ($):
Investment income—net	1,458,186		3,085,405
Net realized gain (loss) on investments	14,540,051		12,513,619
Net unrealized appreciation (depreciation) on investments	(168,971)		(28,239,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,829,266		(12,640,010)
Dividends to Shareholders from ($):
Investment income—net:
Class A	-		(139,886)
Class C	-		(6,850)
Class I	-		(111,308)
Class Z	-		(2,498,483)
Net realized gain on investments:
Class A	-		(2,598,498)
Class C	-		(890,755)
Class I	-		(1,315,766)
Class Z	-		(32,487,966)
Total Dividends	-		(40,049,512)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	828,043		2,176,193
Class C	247,495		1,042,151
Class I	1,189,695		2,435,954
Class Y	10,000		-
Class Z	1,262,742		2,723,316
Dividends reinvested:
Class A	-		2,560,414
Class C	-		569,063
Class I	-		675,934
Class Z	-		33,179,620
Cost of shares redeemed:
Class A	(1,397,624)		(4,546,456)
Class C	(573,202)		(1,069,793)
Class I	(1,142,639)		(3,583,131)
Class Z	(12,775,535)		(20,422,268)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,351,025)		15,740,997
Total Increase (Decrease) in Net Assets	3,478,241		(36,948,525)
Net Assets ($):
Beginning of Period	296,866,802		333,815,327
End of Period	300,345,043		296,866,802
Undistributed investment income—net	4,538,478		3,080,292

	Six Months Ended November 30, 2016 (Unaudited)	[a]	Year Ended May 31, 2016
Capital Share Transactions (Shares):
Class Ab
Shares sold	66,540		167,893
Shares issued for dividends reinvested	-		215,886
Shares redeemed	(113,266)		(359,752)
Net Increase (Decrease) in Shares Outstanding	(46,726)		24,027
Class C
Shares sold	23,073		91,687
Shares issued for dividends reinvested	-		54,094
Shares redeemed	(52,701)		(97,526)
Net Increase (Decrease) in Shares Outstanding	(29,628)		48,255
Class I
Shares sold	95,208		193,828
Shares issued for dividends reinvested	-		56,001
Shares redeemed	(90,932)		(275,956)
Net Increase (Decrease) in Shares Outstanding	4,276		(26,127)
Class Y
Shares sold	787.4		-
Class Zb
Shares sold	100,433		219,549
Shares issued for dividends reinvested	-		2,748,932
Shares redeemed	(1,023,632)		(1,586,299)
Net Increase (Decrease) in Shares Outstanding	(923,199)		1,382,182

[a]On September 30, 2016, the fund commenced offering Class Y shares.
[b]During the period ended May 31, 2016, 10,007 Class Z shares representing $108,775 were exchanged for 9,786 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.02	14.38	14.82	12.76	10.24	10.61
Investment Operations:
Investment income—net[a]	.05	.11	.09	.10	.13	.05
Net realized and unrealized gain (loss) on investments	.60	(.69)	1.33	2.45	2.46	(.38)
Total from Investment Operations	.65	(.58)	1.42	2.55	2.59	(.33)
Distributions:
Dividends from investment income—net	-	(.09)	(.10)	(.14)	(.05)	(.04)
Dividends from net realized gain on investments	-	(1.69)	(1.76)	(.35)	(.02)	-
Total Distributions	-	(1.78)	(1.86)	(.49)	(.07)	(.04)
Net asset value, end of period	12.67	12.02	14.38	14.82	12.76	10.24
Total Return (%)[b]	5.41[c]	(3.86)	9.81	20.37	25.47	(3.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[d]	1.23	1.20	1.22	1.25	1.31
Ratio of net expenses to average net assets	1.24[d]	1.23	1.20	1.22	1.25	1.31
Ratio of net investment income to average net assets	.78[d]	.86	.62	.70	1.11	.46
Portfolio Turnover Rate	31.23[c]	61.45	57.09	34.37	48.33	64.12
Net Assets, end of period ($ x 1,000)	20,202	19,733	23,248	24,320	17,562	14,469

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

Six Months Ended
Class C Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.63	12.93	13.52	11.72	9.43	9.80
Investment Operations:
Investment income (loss)—net[a]	.00[b]	.01	(.02)	(.01)	.04	(.03)
Net realized and unrealized gain (loss) on investments	.53	(.61)	1.21	2.23	2.27	(.34)
Total from Investment Operations	.53	(.60)	1.19	2.22	2.31	(.37)
Distributions:
Dividends from investment income—net	-	(.01)	(.02)	(.07)	-	-
Dividends from net realized gain on investments	-	(1.69)	(1.76)	(.35)	(.02)	-
Total Distributions	-	(1.70)	(1.78)	(.42)	(.02)	-
Net asset value, end of period	11.16	10.63	12.93	13.52	11.72	9.43
Total Return (%)[c]	4.99[d]	(4.48)	9.00	19.33	24.55	(3.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99[e]	1.98	1.96	1.99	2.00	2.05
Ratio of net expenses to average net assets	1.99[e]	1.98	1.96	1.99	2.00	2.05
Ratio of net investment income (loss) to average net assets	.02[e]	.11	(.11)	(.07)	.35	(.27)
Portfolio Turnover Rate	31.23[d]	61.45	57.09	34.37	48.33	64.12
Net Assets, end of period ($ x 1,000)	5,986	6,017	6,698	5,800	4,332	3,313

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.25	14.63	15.04	12.95	10.39	10.77
Investment Operations:
Investment income—net[a]	.07	.15	.14	.14	.17	.09
Net realized and unrealized gain (loss) on investments	.61	(.70)	1.36	2.48	2.51	(.38)
Total from Investment Operations	.68	(.55)	1.50	2.62	2.68	(.29)
Distributions:
Dividends from investment income—net	-	(.14)	(.15)	(.18)	(.10)	(.09)
Dividends from net realized gain on investments	-	(1.69)	(1.76)	(.35)	(.02)	-
Total Distributions	-	(1.83)	(1.91)	(.53)	(.12)	(.09)
Net asset value, end of period	12.93	12.25	14.63	15.04	12.95	10.39
Total Return (%)	5.55[b]	(3.55)	10.18	20.65	25.98	(2.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.91	.90	.91	.90	.92
Ratio of net expenses to average net assets	.93[c]	.91	.90	.91	.90	.92
Ratio of net investment income to average net assets	1.09[c]	1.17	.96	1.01	1.46	.86
Portfolio Turnover Rate	31.23[b]	61.45	57.09	34.37	48.33	64.12
Net Assets, end of period ($ x 1,000)	10,768	10,150	12,499	8,629	4,558	2,766

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

Period Ended
Class Y Shares	November 30, 2016
(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	12.70
Investment Operations:
Investment income—net[b]	.02
Net realized and unrealized gain (loss) on investments	.20
Total from Investment Operations	.22
Net asset value, end of period	12.92
Total Return (%)[c]	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.27
Ratio of net expenses to average net assets[d]	1.27
Ratio of net investment income to average net assets[d]	1.01
Portfolio Turnover Rate[c]	31.23
Net Assets, end of period ($ x 1,000)	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.25	14.62	15.03	12.94	10.38	10.76
Investment Operations:
Investment income—net[a]	.06	.14	.13	.13	.15	.07
Net realized and unrealized gain (loss) on investments	.61	(.69)	1.35	2.47	2.51	(.38)
Total from Investment Operations	.67	(.55)	1.48	2.60	2.66	(.31)
Distributions:
Dividends from investment income—net	-	(.13)	(.13)	(.16)	(.08)	(.07)
Dividends from net realized gain on investments	-	(1.69)	(1.76)	(.35)	(.02)	-
Total Distributions	-	(1.82)	(1.89)	(.51)	(.10)	(.07)
Net asset value, end of period	12.92	12.25	14.62	15.03	12.94	10.38
Total Return (%)	5.47[b]	(3.57)	10.06	20.50	25.80	(2.86)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.03	.98	1.01	1.03	1.07
Ratio of net expenses to average net assets	1.00[c]	1.03	.98	1.01	1.03	1.07
Ratio of net investment income to average net assets	1.01[c]	1.05	.86	.91	1.32	.71
Portfolio Turnover Rate	31.23[b]	61.45	57.09	34.37	48.33	64.12
Net Assets, end of period ($ x 1,000)	263,379	260,967	291,371	283,351	255,298	221,387

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On September 30, 2016, the fund commenced offering Class Y shares. The fund authorized shares increased from 600 million to 800 million and 200 million Class Y shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class Y (200 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	293,082,279	-	-	293,082,279
Equity Securities - Foreign Common Stocks†	3,532,923	-	-	3,532,923
Registered Investment Companies	11,465,206	-	-	11,465,206

† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

During the period ended November 30, 2016, The Bank of New York Mellon earned $2,768 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

Affiliated Investment Company	Value 5/30/2016 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	-	12,738,293	12,738,293	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	-	14,086,708	10,667,430	3,419,278	1.1
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	18,392,211	10,346,283	8,045,928	2.7
Total	-	45,217,212	33,752,006	11,465,206	3.8

† During the period ended November 30, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.
††  Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2016 was as follows: ordinary income $4,832,526 and long-term capital gains $35,216,986. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to the management agreement (the “Agreement”) with Dreyfus, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to Dreyfus, or Dreyfus will bear such excess expense. During the period ended November 30, 2016, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2016, the Distributor retained $1,139 from commissions earned on sales of the fund’s Class A.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $22,683 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class A and Class C shares were charged $24,657 and $7,561, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class Z shares were charged $82,485 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $56,377 for transfer agency services and $4,879 for cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,211.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $13,376 pursuant to the custody agreement.

During the period ended November 30, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $185,574, Distribution Plan fees $3,689, Shareholder Services Plan fees $8,223, custodian fees $19,976, Chief Compliance Officer fees $6,501 and transfer agency fees $22,069.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2016, amounted to $91,693,501 and $105,917,888, respectively.

At November 30, 2016, accumulated net unrealized appreciation on investments was $44,540,404, consisting of $52,086,642 gross unrealized appreciation and $7,546,238 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 20-21, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (“Performance Group 1”) and with a broader group of funds

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

(“Performance Universe 1”), with each group consisting of funds from the same Broadridge category as that of the fund, all for various periods ended May 31, 2016, (2) at the request of Dreyfus, the fund’s performance with the performance of a group of social criteria funds from various Broadridge categories (“Performance Group 2”) and with a broader group of social criteria funds (“Performance Universe 2”), all for various periods ended May 31, 2016, and (3) the fund’s actual and contractual management fees and total expenses with those of groups of comparable funds identical to Performance Group 1 (“Expense Group 1”) and Performance Group 2 (“Expense Group 2”) and with broader groups of funds that included the Performance Group 1 funds (“Expense Universe 1”) and the Performance Group 2 funds (“Expense Universe 2”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was: at or above the Performance Group 1 median for all periods except the four-year period, when it was below the Performance Group 1 median; at or below the Performance Group 2 median for all periods except the ten-year period, when it was above the median; and below the Performance Universe 1 and 2 medians for all periods except the ten-year period, when it was above the medians. They noted the relative proximity to the median of the Performance Group and/or Performance Universe of the fund’s performance in certain periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the funds in each Expense Group and Expense Universe and discussed the results of the comparisons. The Board noted that: the fund’s contractual management fee was below the Expense Group 1 median and at the Expense Group 2 median; the fund’s actual management fee was at the Expense Group 1 and 2 medians and above the Expense Universe 1 and 2 medians; and the fund’s total expenses were at the Expense Group 1 median, slightly below the Expense Group 2 median and slightly above the Expense Universe 1 and 2 medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager (s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

The Dreyfus Third Century Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DTCAX Class C: DTCCX Class I: DRTCX Class Y: DTCYX Class Z: DRTHX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.
© 2017 MBSC Securities Corporation 0035SA1116

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)